Compensation and benefits	6 Months Ended
Jun. 30, 2012
Compensation and benefits
Compensation and benefits
Note 11 Compensation and benefits
in	6M12	6M11

Compensation and benefits (CHF million)

Salaries and variable compensation	5,731	6,054

Social security	456	516

Other [1]	504	499

Compensation and benefits [2]	6,691	7,069

1 Includes pension and other post-retirement expense of CHF 383 million and CHF 374 million in 6M12 and 6M11, respectively. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 168 million and CHF 142 million as of 6M12 and 6M11, respectively.